BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2026
Kukugan Invest [Member]
Business Combination [Line Items]
BUSINESS COMBINATION

3. Business Combination

As discussed in Note 1a. Reorganization, on January 6, 2026, there were a series of transactions under Reorganization which together achieved the completed commercial result of transferring control of CADV from Kogom to Mr. Lin. The substance of the Reorganization was evaluated and concluded that the acquisition of CADV should be accounted for as a business combination under ASC 805, with Kukugan identified as the accounting acquirer and CADV as the accounting acquiree, and accounted for using acquisition method of accounting.

The consideration transferred for the acquisition of CADV is the US$100 cash consideration paid by Mr. Lin to Kogom in the Transfer Agreement, which represents the economic consideration transferred to the selling shareholder to obtain control of CADV. The entire excess of consideration transferred over the fair value of identifiable assets acquired and liabilities assumed is recognized as goodwill.

The Company engaged an independent valuer to assist in performing the valuation of purchase price allocation, among which the fair value of tangible assets acquired and liabilities assumed were determined approximate to their carrying amount at the time of acquisition. The Company also concluded that there were no separately identifiable intangible assets acquired from CADV. On the acquisition date January 6, 2026, the allocation of the assets acquired and liabilities assumed based on their fair value was as follows:

January 6
2026
US$
Fair value of consideration transferred	100
Fair value of the assets acquired and liabilities assumed
Cash and cash equivalent	16,300
Deferred offering costs	56,144
Other current assets	13,671
Current liabilities	(86,717)
Other payable, non-current	(156,064)
Total identifiable liabilities	(156,666)
Goodwill recognized	156,766

As of January 6, 2026, CADV has identifiable net liabilities of $156,666. Goodwill of US$156,766 is recognized as the excess of consideration transferred over the fair value of identifiable net liabilities assumed. No transaction costs are recognized for this Reorganization.